SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
2021 (remaining)	$ 49,076
2021		235,811
2022	159,387	84,477
2023	108,676	42,986
2024	83,439	18,381
2025	81,311	18,381
Thereafter	53,523	24,507
Total lease payment	535,412	424,543
Less: Imputed interest	(35,635)	(17,294)
Operating lease obligations	$ 499,777	$ 407,249